AXA Equitable Life Insurance Company

SUPPLEMENT DATED FEBRUARY 21, 2014 TO THE CURRENT PROSPECTUS FOR MEMBERS RETIREMENT PROGRAM

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to the prospectus and statement of additional information (collectively, the ''Prospectus''). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information about the proposed conversion of the Multimanager Multi-Sector Bond Portfolio to a fund-of-funds as described below ( a "Conversion"). The Conversion will also result in a name change for the Portfolio.

CONVERSION TO A FUND-OF-FUNDS FOR THE MULTIMANAGER MULTI-SECTOR BOND PORTFOLIOS

On December 4, 2013, the Board of Trustees of the EQAT Advisors Trust ("Trust") approved the Conversion of Multimanager Multi-Sector Bond to a fund-of-funds that will pursue its investment objective through investments in underlying proprietary and unaffiliated mutual funds and exchange-traded funds, similar to the Trust's existing Charter Portfolios. Subject to shareholder approval, as described below, the Conversion is expected to take place on or before April 30, 2014 (the "Conversion Date"). The Conversion will also result in the following name change.

----------------------------------------------------------------------
 CURRENT PORTFOLIO NAME                  NEW PORTFOLIO NAME
----------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND           Charter/SM/ Multi-Sector Bond
----------------------------------------------------------------------

The Funds Management Group, LLC will continue to serve as the Investment Manager for the Portfolio after the Conversion. Please see the "Portfolios of the Investment Trusts" in your Prospectus for more information.



                  Distributed by affiliate AXA Advisors, LLC
                          1290 Avenue of the Americas
                              New York, NY 10104

             Copyright 2014 AXA Equitable Life Insurance Company.

                             All rights reserved.
                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                                                                        #673097

AXA Equitable Life Insurance Company
MONY Life Insurance Company of America

SUPPLEMENT DATED FEBRUARY 21, 2014 TO CERTAIN CURRENT LIFE AND ANNUITY PROSPECTUSES

This Supplement updates certain information in the most recent prospectuses and statements of additional information you received and in any supplements to these prospectuses and statements of additional information (collectively, the ''Prospectus''). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information about proposed changes to the investment objectives and names of the Multimanager Small Cap Growth Portfolio and Multimanager Small Cap Value Portfolio and a name change for the Multimanager Multi-Sector Bond Portfolio (collectively, the "Subject Multimanager Portfolios"). These changes are proposed in connection with the proposed conversion of the Subject Multimanager Portfolios to funds-of-funds as described below (each, a "Conversion" and collectively, the "Conversions"). As applicable to your contract or policy, please note the following below.

A. CONVERSION(S) TO A FUND-OF-FUNDS FOR THE SUBJECT MULTIMANAGER PORTFOLIOS

On December 4, 2013, the Board of Trustees of the EQAT Advisors Trust approved the Conversion of each Subject Multimanager Portfolio and Multimanager Multi-Sector Bond to a fund-of-funds that will pursue its investment objective through investments in underlying proprietary and unaffiliated mutual funds and exchange-traded funds, similar to the Trust's existing Charter Portfolios. Subject to shareholder approval, as described below, the Conversions are expected to take place on or before April 30, 2014 (the "Conversion Date").

                                                    CURRENT INVESTMENT
 CURRENT PORTFOLIO NAME   NEW PORTFOLIO NAME        OBJECTIVE                 NEW INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------
Multimanager              Charter/SM/ Multi-Sector  Seeks to achieve a high   No change.
Multi-Sector Bond         Bond                      total return through a
                                                    combination of current
                                                    income and capital
                                                    appreciation.
-------------------------------------------------------------------------------------------------------
Multimanager Small Cap    Charter/SM/ Small Cap     Seeks to achieve          Seeks to achieve
Growth                    Growth                    long-term growth of       long-term growth of
                                                    capital with an emphasis  capital.
                                                    on risk adjusted returns
                                                    and managing volatility
                                                    in the Portfolio.
-------------------------------------------------------------------------------------------------------
Multimanager Small Cap    Charter/SM/ Small Cap     Seeks to achieve          Seeks to achieve
Value                     Value                     long-term growth of       long-term growth of
                                                    capital with an emphasis  capital.
                                                    on risk adjusted returns
                                                    and managing volatility
                                                    in the Portfolio.
-------------------------------------------------------------------------------------------------------

The Investment Manager, Funds Management Group, LLC will remain as the Investment Manager for the Portfolios after the Conversions. Please see "Portfolios of the Trusts" in your Prospectus for more information.

                  Distributed by affiliate AXA Advisors, LLC
                           and for certain contracts
               co-distributed by affiliate AXA Distributors, LLC
                          1290 Avenue of the Americas
                              New York, NY 10104

  Copyright 2014 AXA Equitable Life Insurance Company and MONY Life Insurance
                              Company of America.
               All rights reserved. Incentive Life Legacy(R) is
       a registered trademarks of AXA Equitable Life Insurance Company.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104
                                 212-554-1234


                   IM-03-14  (2/14)
                   AXA/MLOA Annuity & Life
                   Global Supp (IF/NB) (AR)                       152538 (2/14)
                                                                        #673572